Loans payable to officers	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Loans payable to officers

The following table sets forth the composition of the Company’s loans payable to officers at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Loans payable to officers	$734,651	$1,077,100
	$734,651	$1,077,100

Since the inception of the Company, its principal executive officers have loaned the Company significant amounts of operating capital on an interest free basis and without formal repayment terms.

The following table summarizes the Company’s loans payable to officers as of December 31, 2010 and 2009:

	2010	2009

Loans payable to officers	$1,077,100	$1,792,278
	$1,077,100	$1,792,278

Since the inception of the Company, its principal executive officers have loaned the Company significant amounts of operating capital on an interest free basis and without formal repayment terms.

In October 2009, the Company agreed to issue 652,900 shares of the Company’s common stock in exchange for the officer’s retiring $461,058 of loans payable.

In May 2010, the Company agreed to issue 5,961,217 shares of the Company’s common stock in exchange for the officer’s retiring $1,634,828 of loans payable.